PGIM S&P 500 Buffer 12 ETF - April
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 107.0%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $101,110)(wb)	101,110	$101,110
Options Purchased*~ 106.0%
(cost $9,834,232)		10,849,234

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 107.0% (cost $9,935,342)		10,950,344
Options Written*~ (7.0)%
(premiums received $371,646)		(711,581)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $9,563,696)		10,238,763
Liabilities in excess of other assets(z) (0.0)%		(2,626)

Net Assets 100.0%		$10,236,137

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$5.59		171		17	$10,645,653
SPDR S&P 500 ETF Trust	Put	03/31/26	$559.39		171		17	203,581
Total Options Purchased (cost $9,834,232)								$10,849,234
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$638.66		171		17	$(611,826)
SPDR S&P 500 ETF Trust	Put	03/31/26	$492.26		171		17	(99,755)
Total Options Written (premiums received $371,646)								$(711,581)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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